Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

26. Related Party Transactions

        For the years ended December 31, 2015, 2016 and 2017, the Group entered into the following material related party transactions:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Purchase of goods (Note a)	111,191	155,093	213,350
Logistic services (Note b)	469,974	137,088	—
Other operating income	4,027	1,773	1,825
Other expense	—	1,475	1,001

Note a:	The goods were purchased from companies either or significantly influenced by the Company, or controlled by its shareholders and directors.
Note b:	The Group engages certain of the Group's affiliates to deliver the goods to its customers.

        In December 2017, the Group entered into strategic cooperation framework agreement and business cooperation framework agreement with a Tencent subsidiary and JD.com, respectively, to establish a cooperative relationship. Under these agreements, Tencent granted the Group an access interface on Weixin Wallet, and JD.com granted the Group access interfaces on JD.com's mobile application and JD.com's Weixin Discovery shopping application, to utilize the traffic from such platforms.

        Details of the balances of those material related party transactions provided in the table above are as follows:

(a)   Amounts due from related parties

        Amounts due from related parties consist of amounts due from companies controlled or significantly influenced by the Company, its shareholders and directors.

        Amounts due from related parties as of December 31, 2016 and 2017 amounted to RMB8,352 and RMB10,191, respectively, mainly including prepayments placed by the Group related to purchases of goods from companies significantly influenced by the Company, its shareholders and directors.

(b)   Amounts due to related parties

        The amounts due to companies controlled or significantly influenced by the Company, its shareholders and directors as of December 31, 2016 and 2017 amounted to RMB52,729 and RMB65,022, respectively, and were unsecured and interest free. These amounts are all related to purchases of goods, logistic and other services from these parties.